Subsequent Events (Details)									1 Months Ended				9 Months Ended	12 Months Ended
	Nov. 04, 2021 USD ($)	Oct. 15, 2021	Oct. 01, 2021 USD ($) $ / shares shares	Apr. 07, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Feb. 02, 2021 USD ($) $ / shares shares	Jan. 07, 2021 shares	Jan. 07, 2021 shares	Mar. 19, 2021 USD ($) $ / shares shares	Feb. 24, 2021 USD ($) $ / shares shares	Jan. 18, 2021 USD ($) shares	Dec. 21, 2020 shares	Sep. 30, 2021 USD ($) $ / shares	Jan. 06, 2021 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Number of aggregate common shares (in Shares) | shares										2,500
Conversion of Stock, Shares Issued (in Shares) | shares				2,500,000	750,000	900,000	1,008,000	1,008,000	944,767			3,000,000		100,000
Restricted common shares, valued				$ 135,000	$ 49,500	$ 70,200			$ 55,741					$ 10,000
Common stock, Par value (in Dollars per share) | $ / shares				$ 0.054	$ 0.066	$ 0.078			$ 0.059					$ 0.1
Warrants to purchase of common shares (in Shares) | shares							1,050,000
Stock based professional term			6 months
Securities purchase, description		the Company entered into a Securities Purchase Agreement (the “SPA”) with Mercer Street Global Opportunity Fund, LLC (the “Investor”), pursuant to which the Company issued and sold to Investor a 10% Original Issue Discount Senior Convertible Promissory Note in the principal amount of $825,000 (the “Initial Note”) and five-year warrants to purchase up to 16,500,000 shares of the Company’s common stock at an exercise price of $0.05 per share, an amount equal to 50% of the conversion shares to be issued (the “Initial Warrants”). The Company received net proceeds of $680,000, which is net of original issue discounts of $75,000, placement fees of $60,000, and legal fees of $10,000.
Investor purchase ,description													Pursuant to the SPA, the Investor has agreed to purchase an additional $825,000 10% Original Issue Discount Senior Convertible Promissory Note (the “Second Note,” and together with the Initial Note, the “Notes”), and a five-year warrant (the “Second Warrant,” and together with the Initial Warrant, the “Warrants”) to purchase, in the aggregate, shares of the Company’s common stock at an exercise price of $0.05 per share from the Company in an amount equal to 50% of the conversion shares to be issued upon the same terms as the Initial Note and Initial Warrant (subject to there being no event of default under the Initial Note or other customary closing conditions), within three trading days of a registration statement registering the shares of the Company’s common stock issuable under the Notes (the “Conversion Shares”) and upon exercise of the Warrants (the “Warrant Shares”) being declared effective by the SEC.
Notes mature													12 months
Bear interest rate													4.00%
Conversion price (in Dollars per share) | $ / shares													$ 0.025
Effectiveness period													60
Prepaid time													90 days
Accrued interest													18.00%
Outstanding Shares													4.99%
Limitation exceeds													9.99%
Outstanding principal													125.00%
Future financings percentage													30.00%
Shares , description													the Company issued 668,151 shares of its common stock to the placement agent as fee for the capital raise. The 668,151 shares of common stock issued were recorded as a debt discount of $14,064 based on the relative fair value method to be amortized over the life of the note. The 16,500,000 Initial Warrants were valued at $347,142 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note. The original issue discounts of $75,000, placement fees of $60,000, and legal fees of $10,000 have been recorded as a debt discount to be amortized into interest expense over the twelve-month term of the note.
Initial warrants													$ 347,142
Common shares issued													14,064
Beneficial conversion													318,794
Non-cash debt discount													$ 680,000
Principal loan amount	$ 95,000
Principal loan amount interest	1,451
Remaining loan amount	61,200
Accrued interest	$ 935
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Restricted common shares, valued			$ 207,600
Common stock, Par value (in Dollars per share) | $ / shares			$ 0.0346
Shares issued for service rendered (in Shares) | shares			6,000,000
Professional fees			$ 207,600
Grant [Member]
Subsequent Events (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares) | shares					2,500,000
Restricted common shares, valued					$ 165,000
Common stock, Par value (in Dollars per share) | $ / shares					$ 0.066
Minimum [Member]
Subsequent Events (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares													$ 0.025
Trading period													10
Prepaid time													91 days
Accrued interest													110.00%
Maximum [Member]
Subsequent Events (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares													$ 0.0175
Trading period													60
Prepaid time													180 days
Accrued interest													120.00%
Board of directors [Member]
Subsequent Events (Details) [Line Items]
Aggregate amount											$ 330,000
Series C Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Convertible preferred stock										$ 250,000
Preferred stock par value (in Dollars per share) | $ / shares										$ 100
Non-cash stock-based compensation										$ 2,845,238
Series B Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Non-cash stock-based compensation											3,451,032
Accrued compensation											$ 295,000
Stock based settlement for accrued compensation (in Shares) | shares											295